Earnings Per Share - Summary of Outstanding Potentially Dilutive Securities Excluded from Calculation of Diluted Net Income per Common Stockholder (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		24,500,541	7,769,530
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		549,623	7,769,530
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		592,425	0
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		10,541,667	0
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	[1]	5,432,237	0
Seller's Earn-Out
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		6,785,714	0
Sponsor Earn-Out
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares		598,875	0

[1]	Of the 5,432,237 Private Placement Warrants, 551,096 warrants are held in escrow subject to earn-out targets.